INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates
17.	INVESTMENTS IN ASSOCIATES

Particulars of the principal associates at the end of the reporting period are as follows:

		Nominal value
		of ordinary shares issued and	Percentage of equity
	Place of	paid-up/registered	attributable to
Name of associates	establishment	capital	the Group	Principal activities

Shanghai Petroleum Corporation Limited(1)	Shanghai, PRC	RMB900 million	30.0%	Production, processing and technology consultation of oil, gas and relevant products in the PRC
CNOOC Finance Corporation Limited(1)	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities
Jiangsu Shuangchuang Renewable Energy Development Corporation Limited (1)(2)	Jiangsu, PRC	RMB960 million	47%

New energy technology research and development, technical consulting, technical services; wind power; technical services for power system and facilities; power engineering and construction (operated with qualification certificates); generator set installation, commissioning and maintenance

Arctic LNG 2 LLC	Russian Federation	RUB15,975,910,000	10%	Exploration and development of natural gas and production and marketing of liquefied natural gas in Russia

(1)	Registered as a limited liability company under the PRC Law.

(2)

Interest in Jiangsu Shuangchuang Renewable Energy Development Corporation Limited ("Jiangsu Shuangchuang") held by CNOOC China was updated to 47% and the registered capital of Jiangsu Shuangchuang increased from 100 million to 960 million on October 30, 2019.

To give details of other associates would, in the opinion of the Directors, result in particulars of excessive length.

The Group's investments in associates represent:

	2018	2019
Share of net assets	4,433	24,513

None of the Group’s associates are considered to be individually material. The following table illustrates the summarized financial information of the Group’s associates in the consolidated financial statements:

	2017	2018	2019

Profit for the year	302	406	459
Other comprehensive income	36	16	25
Total comprehensive income	338	422	484

Dividend of RMB231 million was received from the associates in 2019 (2018: RMB162 million, 2017: RMB116 million).